Supplementary Financial Information (Inventories by Major Category and Other Investments) (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Oct. 03, 2016	Dec. 31, 2015
Successor
Inventories by Major Category
Materials and supplies	$ 172	$ 173
Fuel stock	102	88
Natural gas in storage	21	24
Total inventories	295	285	$ 288
Other Investments
Nuclear plant decommissioning trust	1,132	1,012
Land	49	49
Miscellaneous other	2	3
Total other investments	$ 1,183	$ 1,064	1,048
Predecessor
Inventories by Major Category
Materials and supplies				$ 226
Fuel stock				170
Natural gas in storage				32
Total inventories			374	428
Other Investments
Nuclear plant decommissioning trust				918
Land				36
Miscellaneous other				8
Total other investments			$ 1,038	$ 962